Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
25.	SEGMENT INFORMATION

The Company operates in two business areas: Semiconductors and Subsystems.

In the Semiconductors business area, the Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, application-specific integrated circuits (“ASICs”), full custom devices and semi-custom devices and application-specific standard products (“ASSPs”) for analog, digital, and mixed-signal applications. In addition, the Company further participates in the manufacturing value chain of Smartcard products, which includes the production and sale of both silicon chips and Smartcards.

The Company’s segments in 2014 are as follows:

•	Sense & Power and Automotive Products (SP&A), including:

•	Automotive (APG),

•	Industrial & Power Discrete (IPD),

•	Analog & MEMS (AMS), and

•	Other SP&A;

•	Embedded Processing Solutions (EPS), comprised of:

•	Digital Convergence Group (DCG),

•	Imaging, BI-CMOS ASIC and Silicon Photonics (IBP),

•	Microcontrollers, Memory & Secure MCU (MMS), and

•	Other EPS.

In the second half of 2014, the Company announced that as of the first quarter of 2015 the Digital Convergence Group (DCG) and Imaging, Bi-CMOS and Silicon Photonics (IBP) Group would be combined under one single organization, called Digital Product Group (DPG). DPG’s focus is on ASSPs addressing home gateway and set-top box, as well as FD-SOI ASICs for consumer applications; FD-SOI and mixed process ASICs, including silicon photonics, addressing communication infrastructure; and differentiated imaging products.

In 2014, the Company revised the revenues by product line from prior periods following the reclassification of Image Signal Processor business from IBP product line to DCG product line. In addition, the Wireless former product line has been reclassified into the DCG product line. The Company believes that the revised 2013 and 2012 revenues presentation is consistent with that of 2014 and uses these comparatives when managing the company.

In the Subsystems business area, the Company designs, develops, manufactures and markets subsystems and modules for the telecommunications, automotive and industrial markets including mobile phone accessories, battery chargers, ISDN power supplies and in-vehicle equipment for electronic toll payment. Based on its immateriality to its business as a whole, the Subsystems business area does not meet the requirements for a reportable segment as defined in the U.S. GAAP guidance. All the financial values related to Subsystems including net revenues and related costs, are reported in the segment “Others”.

The following tables present the Company’s consolidated net revenues and consolidated operating income (loss) by product segment. For the computation of the segments’ internal financial measurements, we use certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, selling, general and administrative (“SG&A”) expenses and a part of research and development (“R&D”) expenses. In compliance with the Company’s internal policies, certain cost items are not charged to the segments, including impairment, restructuring charges and other related closure costs, unused capacity charges, phase-out and start-up costs of certain manufacturing facilities, certain one-time corporate items, strategic and special R&D programs or other corporate-sponsored initiatives, including certain corporate-level operating expenses and certain other miscellaneous charges. In addition, depreciation and amortization expense is part of the manufacturing costs allocated to the product segments and is neither identified as part of the inventory variation nor as part of the unused capacity charges; therefore, it cannot be isolated in the costs of goods sold. Finally, R&D grants are allocated to our product lines proportionally to the incurred R&D expenses on the sponsored projects.

Net revenues by product segment:

	December 31, 2014	December 31, 2013	December 31, 2012
Sense & Power and Automotive Products (SP&A)	4,774	4,775	4,622
Embedded Processing Solutions (EPS)	2,608	3,269	3,826

Total net revenues of product segments	7,382	8,044	8,448

Others(1)	22	38	45

Total consolidated net revenues	7,404	8,082	8,493

(1)	Includes revenues from sales of Subsystems, sales of materials and other products not allocated to product segments.

Net revenues by product segment and by product line :

	December 31, 2014	December 31, 2013	December 31, 2012
Automotive (APG)	1,807	1,668	1,554
Industrial & Power Discrete (IPD)	1,865	1,801	1,747
Analog & MEMS (AMS)	1,102	1,306	1,320
Other SP&A	—	—	1

Sense & Power and Automotive Products (SP&A)	4,774	4,775	4,622

Digital Convergence Group (DCG)	756	1,492	2,275
Imaging, Bi-CMOS ASIC and Silicon Photonics (IBP)	330	409	395
Microcontrollers, Memory & Secure MCU (MMS)	1,507	1,367	1,147
Other EPS	15	1	9

Embedded Processing Solutions (EPS)	2,608	3,269	3,826

Total net revenues of product segments	7,382	8,044	8,448

Others	22	38	45

Total consolidated net revenues	7,404	8,082	8,493

Operating income (loss) by product segment:

	December 31, 2014	December 31, 2013	December 31, 2012
Sense & Power and Automotive Products (SP&A)	447	270	409
Embedded Processing Solutions (EPS)	(103)	(399)	(883)

Total operating income (loss) of product segments	344	(129)	(474)

Others(1)	(176)	(336)	(1,607)

Total consolidated operating income (loss)	168	(465)	(2,081)

(1)

Operating loss of “Others” includes items such as unused capacity charges, impairment, restructuring charges and other related closure costs, phase out and start-up costs, and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of the Subsystems and Other Products Group

Reconciliation of operating income (loss) of segments to the total operating income (loss):

	December 31, 2014	December 31, 2013	December 31, 2012
Total operating income (loss) of product segments	344	(129)	(474)
Strategic and other research and development programs	(7)	(15)	(12)
Phase-out and start-up costs	(16)	(5)	—
Impairment, restructuring charges and other related closure costs	(90)	(292)	(1,376)
Unused capacity charges	(53)	(32)	(172)
NXP arbitration award	—	—	(54)
Other non-allocated provisions(1)	(10)	8	7

Total operating loss Others	(176)	(336)	(1,607)

Total consolidated operating income (loss)	168	(465)	(2,081)

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.

The following is a summary of operations by entities located within the indicated geographic areas for 2014, 2013 and 2012. Net revenues represent sales to third parties from the country in which each entity is located. Long-lived assets consist of property, plant and equipment, net (PP&E, net). A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

	December 31, 2014	December 31, 2013	December 31, 2012
The Netherlands	1,905	1,860	1,524
France	200	289	189
Italy	61	78	131
USA	1,003	1,041	1,014
Singapore	3,831	3,860	3,784
Japan	368	420	418
Other countries	36	534	1,433

Total	7,404	8,082	8,493

Property, plant and equipment

	December 31, 2014	December 31, 2013
The Netherlands	384	333
France	777	1,063
Italy	555	690
Other European countries	117	131
USA	7	17
Singapore	302	341
Malaysia	180	195
Other countries	325	386

Total	2,647	3,156